Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ (31,217)	$ (27,611)	$ 27,188